Derivative Liabilities - Schedule of Fair Value of Derivative Liabilities (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017
Common stock issuable upon exercise of warrants		1,129,121
Market Value of Common Stock on Measurement Date [Member]
Fair value assumptions, measurement input, per share		$ 2.92
Exercise Price [Member]
Fair value assumptions, measurement input, per share		$ 3.10
Exercise Price [Member] | Minimum [Member]
Fair value assumptions, measurement input, per share			$ 7.00
Exercise Price [Member] | Maximum [Member]
Fair value assumptions, measurement input, per share			$ 7.70
Risk free Interest Rate [Member]
Fair value assumptions, measurement input, percentages	[1]		1.89%
Risk free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	[1]	2.59%
Risk free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	[1]	2.88%
Expected Life in Years [Member]
Fair value assumptions, measurement input, term			2 years
Expected Life in Years [Member] | Minimum [Member]
Fair value assumptions, measurement input, term		1 year 3 months 19 days
Expected Life in Years [Member] | Maximum [Member]
Fair value assumptions, measurement input, term		3 years 3 months 19 days
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	[2]		70.69%
Expected Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	[3]	67.00%
Expected Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	[3]	68.00%
Expected Dividend Yields [Member]
Fair value assumptions, measurement input, percentages	[4]	0.00%	0.00%

[1]	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
[2]	The historical trading volatility was determined by calculating the volatility of the Company's peers common stock.
[3]	The expected volatility rate was determined by calculating the volatility of the Company's peers' common stock.
[4]	The Company does not expect to pay a dividend in the foreseeable future.